Stockholders' Equity (Deficit), Preferred Stock (Details) - $ / shares	Dec. 31, 2017	Jul. 31, 2017	May 31, 2017
Stockholders' Equity (Deficit) [Abstract]
Preferred stock, shares authorized (in shares)		10,000,000	40,000,000
Preferred stock, par value (in dollars per share)		$ 0.001
Preferred stock, shares outstanding (in shares)	0